Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends declared, per share	$ 2.030	$ 1.975	$ 1.925